PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Summary of Property, Plant And Equipment

	Exploration Equipment	Computer Equipment	Computer Software	Total
Cost
Balance – December 31, 2015	47	7	136	190
Additions	—	3	—	3

Balance – December 31, 2016	47	10	136	193
Additions	20	—	—	20

Balance – December 31, 2017	67	10	136	213

Accumulated Depreciation
Balance – December 31, 2015	28	4	65	97
Depreciation	4	3	35	42

Balance – December 31, 2016	32	7	100	139
Depreciation	6	1	18	25

Balance – December 31, 2017	38	8	118	164

Carrying Amount
As at December 31, 2015	19	3	71	93

As at December 31, 2016	15	3	36	54

As at December 31, 2017	29	2	18	49